NET REVENUES	12 Months Ended
Dec. 31, 2025
NET REVENUES
NET REVENUES

13.NET REVENUES

Key revenue streams are as below:

	For the Years Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net Revenues
Net revenues from franchised teahouses	4,395,908	11,632,374	11,417,091
– Sales of products	4,148,198	10,788,976	10,440,456
– Raw materials & packaging	3,585,139	9,890,969	10,083,091
– Teahouse equipment and other supplies	563,059	898,007	357,365
– Franchising and other services	247,710	843,398	976,635
Net revenues from company-owned teahouses	244,263	773,208	1,490,316
	4,640,171	12,405,582	12,907,407

The amount of revenue recognized that was included in the contract liabilities balance at the beginning of the year was RMB26.3 million, RMB198.5 million and RMB289.4 million for the years ended December 31, 2023, 2024 and 2025, respectively.

13.NET REVENUES (CONTINUED)

The contract liabilities comprise of unamortized upfront fees received from franchisees, customer loyalty program points and payments received in advance of transferring control of goods to franchised stores, and are presented within contract liabilities, current and contract liabilities, non-current in consolidated balance sheet. A summary of significant changes to the contract liabilities balances as of December 31, 2023, 2024 and 2025 is presented below.

	2023	2024	2025
	RMB	RMB	RMB
Balance as of January 1	46,521	341,907	522,646
Revenue recognized that was included in unamortized upfront fees received from franchisees at the beginning of the year	(5,394)	(45,263)	(68,790)
Increase for upfront fees associated with contracts that became effective during the year, net of amounts recognized as revenue during the year	161,121	164,398	17,735
Increase for payments received in advance of transferring control of goods to franchised stores and franchise related service fee, net of amounts recognized as revenue during the year	139,659	61,604	8,111
Balance as of December 31	341,907	522,646	479,702

The Group expects to recognize contract liabilities as revenue over the following years:

As of December 31, 2025
RMB
Less than 1 year	293,706
1 – 2 years	82,865
2 – 3 years	64,693
3 – 4 years	29,391
4 – 5 years	5,985
Thereafter	3,062
Total	479,702

The above amounts do not include variable consideration that is constrained and is therefore not included in the transaction price. The Group has applied the optional exemption, as provided for under Topic 606, which allows it to not disclose the transaction price allocated to unsatisfied performance obligations when the transaction price is a sales-based royalty.